Schedule of Federal Effective Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
U.S. federal income tax rate	21.00%	21.00%
Tax rate difference				4.00%
Nontaxable items
GILTI tax
Others				0.40%
Valuation allowance				(25.00%)
Effective tax rate				0.40%